SHARE CAPITAL (Details Textual)	1 Months Ended												3 Months Ended				9 Months Ended			12 Months Ended
	Mar. 01, 2016 shares	Feb. 29, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	May 27, 2015 USD ($) $ / shares shares	Apr. 21, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 27, 2015 USD ($) $ / shares shares	Feb. 26, 2015 USD ($) $ / shares $ / Unit shares	Feb. 25, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	May 30, 2014 USD ($) shares	Apr. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares shares
Stock Issued During Period, Value, Stock Options Exercised																			$ 228,875
Stock Issued During Period, Value, Issued for Services													$ 59,500	$ 70,800			$ 169,700	$ 98,900
Share-based Compensation													$ 219,248	$ 158,244	$ 1,297,558	$ 371,637			112,573	$ 1,495,837	$ 1,709,230	$ 484,210
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.80
Class of Warrant or Right, Outstanding | shares						10,823,450							17,638,243	17,900,288		10,823,450	17,900,288	18,049,075		17,900,288	18,049,075	10,823,450
Fair Value Adjustment of Warrants													$ 391,059	$ (870,913)	$ (917,749)	$ 6,387,473	$ (7,419,643)	$ (7,419,643)	$ 0	$ (7,742,555)	$ (484,124)	$ 6,387,473
Reclassification Of Warrants Liability To Additional Paid In Capital		$ 60,966
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants | shares	45,508	45,508											51,249
Number Of Warrants Exercised | shares	148,787	148,787											(262,045)	(148,787)
Service Agreements [Member]
Stock Issued During Period, Shares, Issued for Services | shares														53,223							20,000
Stock Issued During Period, Value, Issued for Services														$ 98,900							$ 31,000
Investor Relation And Consultine Services [Member]
Stock Issued During Period, Shares, Issued for Services | shares														64,248
Stock Issued During Period, Value, Issued for Services														$ 75,600
Warrant Agreement [Member]
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants | shares		45,508
Number Of Warrants Exercised | shares		148,787
Unsecured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares											436,908
Debt Conversion, Converted Instrument, Amount											$ 115,223
Investor [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 0.23
Exchangable Shares [Member]
Stock Issued During Period, Shares, Other | shares												10,792,335
Shares Issued, Price Per Share | $ / shares												$ 0.24
Proceeds from Issuance of Private Placement												$ 2,616,062
Payments of Stock Issuance Costs												$ 11,609
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares										1,310,734
Stock Issued During Period, Value, Stock Options Exercised										$ 228,875
Stock Transferred To Lenders | shares									314,560
Stock Reimbursed To Officers | shares									320,000
Stock Issued During Period, Shares, Issued for Services | shares									262,904				70,000
Stock Issued During Period, Value, Issued for Services									$ 241,185				$ 59,500
Share-based Compensation									$ 210,323				$ 43,562
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 0.80
Stock Issued During Period, Shares, Acquisitions | shares								50,000,000
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants | shares													51,249
Number Of Warrants Exercised | shares													262,045
First Closing [Member]
Payments of Stock Issuance Costs								$ 848,822
Stock Units Issued During Period | shares								7,735,750
Proceeds From Issuance of Stock Units								$ 6,188,600
Stock Units Issued During Period, Purchase Price Per Unit | $ / Unit								0.80
Warrants Exercisable Period								4 years
Bridge Loan								$ 500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 1.40
Class of Warrant or Right, Outstanding | shares								773,575
Stock Issued During Period, Shares, Acquisitions | shares								50,000,000
Business Acquisition, Percentage of Voting Interests Acquired								0.00%
Warrants Exercisable Price Per Warrants | $ / shares								$ 0.80
Net proceeds after share issue costs and warrant liability set-up								$ 4,789,404
First Closing [Member] | Investor [Member]
Stock Issued During Period, Shares, Acquisitions | shares								7,735,750
First Closing [Member] | Drywave Stockholders [Member]
Stock Issued During Period, Shares, Acquisitions | shares								6,000,063
Second Closing [Member]
Payments of Stock Issuance Costs							$ 141,100
Stock Units Issued During Period | shares							1,212,500
Proceeds From Issuance of Stock Units							$ 970,000
Stock Units Description							Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years
Warrants Exercisable Period							4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.40
Class of Warrant or Right, Outstanding | shares							121,250
Fair Value Adjustment of Warrants							$ 207,425
Warrants Exercisable Price Per Warrants | $ / shares							$ 0.80
Third Closing [Member]
Payments of Stock Issuance Costs						$ 97,099
Stock Units Issued During Period | shares						891,250
Proceeds From Issuance of Stock Units						$ 713,000
Stock Units Description						Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period						4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.40										$ 1.40						$ 1.40
Class of Warrant or Right, Outstanding | shares						89,125										89,125						89,125
Fair Value Adjustment of Warrants						$ 143,389
Warrants Exercisable Price Per Warrants | $ / shares						$ 0.80										$ 0.80						$ 0.80
Convertible Secured Promissory Note [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares										575,234
Debt Conversion, Converted Instrument, Amount										$ 124,523
Fourth Closing [Member]
Payments of Stock Issuance Costs					$ 338,960
Stock Units Issued During Period | shares					3,115,000
Proceeds From Issuance of Stock Units					$ 2,492,000
Stock Units Description					Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period					4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.40
Class of Warrant or Right, Outstanding | shares					311,500
Fair Value Adjustment of Warrants					$ 435,682
Warrants Exercisable Price Per Warrants | $ / shares					$ 0.80
Fifth Closing [Member]
Payments of Stock Issuance Costs				$ 147,566
Stock Units Issued During Period | shares				1,418,750	3,115,000
Proceeds From Issuance of Stock Units				$ 1,135,000	$ 2,492,000
Stock Units Description				Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period				4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.40
Class of Warrant or Right, Outstanding | shares				141,875	311,500
Fair Value Adjustment of Warrants				$ 37,739	$ 435,682
Warrants Exercisable Price Per Warrants | $ / shares				$ 0.80	$ 0.80
Sixth Closing [Member]
Payments of Stock Issuance Costs			$ 211,656
Stock Units Issued During Period | shares			2,035,000
Proceeds From Issuance of Stock Units			$ 1,628,000
Stock Units Description			Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years							Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period			4 years							4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.40												$ 1.40
Class of Warrant or Right, Outstanding | shares			203,500												203,500
Fair Value Adjustment of Warrants			$ 74,625
Warrants Exercisable Price Per Warrants | $ / shares			$ 0.80												$ 0.80